DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
DEBT
DEBT
Debt consists of the following:

	December 31, 2013	September 30, 2014
Bank line of credit	$23,500	$—
Notes to stockholders	22,270	—
Total debt	45,770	—
Less unamortized discounts	(2,620)	—
Debt, net of discounts	$43,150	$—

Bank Line of Credit
In 2012, K2M and K2M UK Limited executed the Secured Credit Facilities Credit Agreement (the Credit Agreement). Under the Credit Agreement, there are amounts available under the facility of $30,000, which consists of a revolving loan facility in an aggregate principal amount of up to $30,000, sub-facilities under the revolving loan facility for letters of credit in the aggregate availability amount of $1,000, a swingline sub-facility in the aggregate availability amount of $5,000, and a line of credit from the Export-Import Bank of the United States, or the Export Import Bank sub-facility in the aggregate availability amount of $10,000.
The Credit Agreement terminated on October 29, 2014, at which time any outstanding principal and unpaid interest are due. Interest is charged monthly at the prime rate plus 1%. Various fees, including commitment fees, equivalent to the product of 0.25% and the average unused portion of the revolving line of credit, annual administrative agent fees of $40, Export Import Bank line of credit fees, and letter of credit fees are due to the lenders over the term of the Credit Agreement.
Borrowings under the Credit Agreement are secured by a first priority lien in all the personal property assets of the Company, including intellectual property. The Credit Agreement contains various financial covenants and negative covenants with which the Company must maintain compliance. Additionally, as long as the Company maintains unrestricted cash at a specific lender’s bank, plus unused borrowing availability of at least $7,500, the Company may maintain a static loan balance and therefore, collections may be transferred to the Company’s operating cash account. There is an early termination fee of 1% to 2% of the aggregate amount of the credit facility, should the Company decide to terminate the Credit Agreement before October 29, 2014.
On April 30, 2014, the Credit Agreement was amended to (1) allow for the repayment of the Company’s outstanding notes to stockholders from the proceeds of the IPO, (2) replace the existing minimum consolidated adjusted EBITDA financial covenant with a maximum loss financial covenant which requires that consolidated net loss of K2M and K2M UK, Ltd., shall not exceed (i) $11,000 for the three-month period ended March 31, 2014 and (ii) $16,000 for the six-month period ending September 30, 2014 and (3) permit the Lenders to add additional financial covenants to the extent that the IPO, which was completed on May 13, 2014, was not consummated on or prior to June 30, 2014. In addition, the amendment also lowered the threshold the Company must maintain from $7,500 to $5,000 so that cash collections may be transferred to its operating cash account The Company was in compliance with all covenants including the maximum loss financial covenant as of September 30, 2014.
Borrowings under the revolving line of credit accrued interest at a rate of 4.25% at September 30, 2014. For the nine months ended September 30, 2013 and 2014, the Company incurred interest expense of $950 and $652, respectively, including amounts of $206 and $279, respectively, related to the amortization of the loan issuance fees. As of September 30, 2014, unrestricted cash plus $28,875 of unused borrowing availability under the bank line of credit was in excess of the $5,000 threshold that requires lockbox receipts to be applied against outstanding borrowings.
On May 13, 2014, the Company repaid all $23,500 outstanding under the bank line of credit and accrued interest of $38 using proceeds of the IPO. On October 21, 2014, the Company and its lenders amended the Credit Agreement. Please refer to Note 15, Subsequent Events.
Notes to Stockholders
In 2014, the Company issued 121,111 shares of its common stock to certain stockholders at $19.05 per share for proceeds of $2,308. In addition, K2M Holdings, Inc. issued these stockholders notes with an aggregate principal amount of $16,942 for cash consideration of $14,634. These notes bear interest at 10%. Following issuance of these notes, total aggregate principal amount outstanding of all notes payable to stockholders was $39,212.
On May 13, 2014, the Company pre-paid all $39,212 principal outstanding under the notes to stockholders and accrued interest of $1,283 using proceeds of the IPO. In connection with the prepayment, the Company recorded $4,825 representing the acceleration of the issuance discounts. Interest expense for the nine months ended September 30, 2013 and 2014 was $889 and $1,324 respectively, and included accretion expense of $61 and $103 respectively.

DEBT
Debt consists of the following:

	December 31,
	2012	2013
Bank line of credit	$22,000	$23,500
Notes to stockholders:
2012 Notes	5,300	5,300
2013 Notes	—	16,970
Total notes to stockholders	5,300	22,270
Total debt	27,300	45,770
Less unamortized discounts	(632)	(2,620)
Debt, net of discounts	$26,668	$43,150

Bank Line of Credit
In December 2010, K2M entered into an amended loan and security agreement with a lender which permitted K2M to borrow up to a maximum of $12,500 for general business purposes under a revolving line of credit (the Loan Agreement). In June 2011, K2M and its lender amended the agreement which primarily increased the amount available to be borrowed under the revolving line of credit to $20,000 and extended the maturity date of the revolver to April 13, 2013, (the 2011 Loan Agreement).
On October 2012, K2M and K2M UK Limited executed the Secured Credit Facilities Credit Agreement (the Credit Agreement) which replaced the 2011 Loan Agreement. Under the Credit Agreement, the lenders increased the amounts available under the facility by $10,000 to an aggregate amount of $30,000, which consisted of a revolving loan facility in an aggregate principal amount of up to $30,000, sub-facilities under the revolving loan facility for letters of credit in the aggregate availability amount of $1,000, a swingline sub-facility in the aggregate availability amount of $5,000, and an Export-Import Bank of the United States, or the Export Import Bank sub-facility in the aggregate availability amount of $10,000.
The Company may also be eligible to receive a one-time increase of $5,000 in aggregate credit availability subject to the Company’s compliance to the Credit Agreement as well as additional commitments from the lenders. At any time, the aggregate obligations shall not exceed the lesser of the total revolving commitment, of which the initial amount is $30,000, and the borrowing base, which is calculated as 80% of the Company’s accounts receivable plus up to the lessor of 35% of the eligible inventory or $5,000. At any time, the aggregate credit availability on the Export-Import Bank sub- facility is limited to the lesser of Export-Import Bank commitments of the lenders, initially established at $10,000, or the borrowing base, as defined, which is calculated as a certain percentage of qualifying assets.

The Credit Agreement terminates on October 29, 2014, at which time the outstanding principal and unpaid interest are due. Interest is charged monthly at the prime rate plus 1%. Various fees, including commitment fees, equivalent to the product of 0.25% and the average unused portion of the revolving line of credit, annual administrative agent fees of $40, exim line of credit fees, and letter of credit fees are due to the lenders over the term of the Credit Agreement. The Company is subject to interest rate risk to the extent there are changes to the prime rate. In connection with the execution of the Credit Agreement, the Company incurred and paid $500 of loan issuance fees, which is recorded as an other long-term asset and will be amortized to interest expense over the term of the Credit Agreement.
Borrowings under the Credit Agreement are secured by a first priority lien in all the personal property assets of the Company, including intellectual property. The Credit Agreement contains various financial covenants and negative covenants with which the Company must maintain compliance. Additionally, as long as the Company maintains unrestricted cash at a specific lender’s bank, plus unused borrowing availability of at least $7,500, the Company may maintain a static loan balance and therefore, collections may be transferred to the Company’s operating cash account. There is an early termination fee of 1% to 2% of the aggregate amount of the credit facility, should the Company decide to terminate the Credit Agreement before October 29, 2014.
During February 2014, the Company and its lenders entered in an amendment to the Credit Agreement in which (i) the parties agreed that an Event of Default had occurred as a result of the borrowers making investments in certain of their subsidiaries in the amount of approximately $4,300 during the year ended December 31, 2013 which amount was in excess of the $2,000 limit; and (ii) the lenders agreed to waive the Event of Default for the 2013 fiscal year. Following this amendment, the Company was in compliance with all of the covenants under the Credit Agreement at December 31, 2013.
Borrowings under the revolving line of credit accrued interest at a rate of 4.25% at December 31, 2013. For the years ended December 31, 2012 and 2013, the Company recorded interest expense of $964 and $1,383, respectively, under the Credit Agreement including amounts of $147 and $383, respectively, related to the amortization of the loan issuance fees. As of December 31, 2013, unrestricted cash plus $4,706 of unused borrowing availability under the Credit Agreement was in excess of the $7,500 threshold that requires lockbox receipt to be applied against outstanding borrowings.
Notes to Stockholders
The 2012 and 2013 Notes.    In June 2012, the Company issued 66,244 shares of its common stock to two existing stockholders at $9.82 per share for proceeds of $650. In addition, K2M Holdings, Inc. issued these stockholders notes with an aggregate principal amount of $5,300 and bearing interest at 10% for cash consideration of $4,650 (the 2012 Notes). The Company recorded the 2012 Notes on its balance sheet at $4,602 representing the aggregate principal amount net of the $650 discount and debt issuance costs of $48, which will be accreted to interest expense over the term of the 2012 Notes.
In May and June 2013, the Company issued 126,235 shares of its common stock to certain existing stockholders at $10.74 per share for proceeds of $1,356 and in November 2013 issued an additional 57,448 shares to certain existing shareholders at $12.73 per share for proceeds of $731. In addition, K2M Holdings, Inc. issued these stockholders notes with an aggregate principal amount of $16,970 and bearing interest at 10% for cash consideration of $14,884 (the 2013 Notes). The Company recorded the 2013 Notes on its balance sheet at $14,884 representing the aggregate principal amount net of the $2,087 discount, which will be accreted to interest expense over the term of the 2013 Notes.
The Company recorded interest expense for the 2012 and 2013 Notes of $275 and $1,410 for the years ended December 31, 2012 and 2013, respectively, which included accretion expense of $18 and $98. Accrued interest on the 2012 and 2013 Notes was $0 and $0 as of December 31, 2012 and 2013, respectively.

The principal balance and any unpaid interest on the 2012 and 2013 Notes are due on June 21, 2022. Interest is payable semiannually in arrears on June 30 and December 31 of each year. The Company has the option to defer all or a portion of the interest payment provided that the unpaid interest shall be multiplied by 1.3 to determine the amount of additional interest, and the additional interest is then added to the principal amount of the 2012 and 2013 Notes, as applicable. On the fifth anniversary of the issuance date, and annually thereafter, the Company may be required to prepay a portion of the outstanding notes, as defined, to maintain compliance with the securities purchase agreement. The Company may elect to prepay the principal balance of the notes and any accrued interest without penalty. It is mandatory that the Company will prepay the principal balance of the 2012 and 2013 Notes and any accrued interest, upon the completion of an initial public offering, if requested by the holder, or liquidity event. The 2012 and 2013 Notes are subordinate to the Credit Agreement, described above.
Future minimum principal payments of debt by year as of December 31, 2013 are as follows:

2014	$23,500
2015	—
2016	—
2017	—
2018	—
Thereafter	22,270

$45,770